Loss Per Share (Tables)	6 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Schedule of earning loss per share
(a)	Basic and diluted loss per share

	31 December 2020 Cents	31 December 2019 Cents
Loss per share for profit attributable to the ordinary equity holders of the Group:
Basic loss per share	(0.65)	(0.65)
Diluted loss per share	(0.65)	(0.65)

(b)	Reconciliation of loss used in calculating loss per share

	31 December 2020 A$	31 December 2019 A$
Basic loss per share
Loss attributable to the ordinary equity holders of the company used in calculating basic loss per share:	(8,561,862)	(5,640,258)

Diluted loss per share
Loss attributable to the ordinary equity holders of the company used in calculating diluted loss per share:	(8,561,862)	(5,640,258)

(c)	Weighted average number of shares used as the denominator

	31 December 2020 Number	31 December 2019 Number

Weighted average number of ordinary shares used as the denominator in calculating basic and diluted loss per share	1,323,432,372	868,327,981